Dear Shareholder:

The KeyFunds(R) Prospectuses are being revised. We are pleased to announce the addition of Lawrence G. Babin as co-portfolio manager of the SBSF Fund. Mr. Babin brings with him an extensive background of management of large-capitalization equity funds. This supplement also provides additional information related to the Funds' securities lending policy. The following information is important and should be kept with a copy of your Prospectus.
--------------------------------------------------------------------------------
                                   KeyFunds(R)

                                   SBSF Fund
                        SBSF Convertible Securities Fund
                            SBSF Capital Growth Fund

                       Supplement Dated September 1, 1997
                      to the Prospectus Dated April 1, 1997

The Prospectus of the above Funds is supplemented as follows:

On page 9 under the topic, "Investment Techniques," the following information replaces the first 2 sentences in paragraph 5:

To increase income, each Fund may lend up to 10% of its total assets to certain brokers or dealers, banks or other institutional investors, such as insurance companies and pension funds. The Fund only will enter into loan arrangements with entities that the Adviser has determined to be creditworthy under guidelines established by the Board. Subject to the receipt of an SEC exemptive order, Key Trust Company of Ohio, N.A., the lending agent, may earn a fee based on the amount of income earned on the investment of collateral.

On page 10 under "Management of the Funds" and the subtopic, "The Investment Adviser," the fourth paragraph is replaced with the following:

Christopher C. Grisanti and Lawrence G. Babin are co-portfolio managers of the SBSF Fund. Mr. Grisanti, a Managing Director, Analyst and Portfolio Manager of KAM, has been associated with KAM (including its predecessors) since 1994. Prior to that time, Mr. Grisanti was a corporate finance attorney with Simpson Thacher & Bartlett. Mr. Grisanti has served as a portfolio manager of the SBSF Fund since April, 1996. Mr. Babin, a Managing Director and Senior Portfolio Manager of KAM, has been associated with KAM (and its predecessors) since 1982. Mr. Babin joined Mr. Grisanti as co-portfolio manager of the SBSF Fund in September, 1997.


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).



                                                                  2KF-SBSF-SUP1

Dear Shareholder:

The KeyFunds(R) Prospectuses are being revised. This supplement provides additional information related to the Key Stock Index Fund's securities lending policy. The following information is important and should be kept with a copy of your Prospectus.
--------------------------------------------------------------------------------
                                   KeyFunds(R)

                              Key Stock Index Fund

                       Supplement Dated September 1, 1997
                      to the Prospectus Dated April 1, 1997

The Prospectus of the Key Stock Index Fund is supplemented as follows:

On page 7 under the topic, "Investment Objective and Policies," and the subtopic, "Permissible Investments and Associated Risks," the following sentence should be added to the end of the paragraph titled "Securities Lending."

Subject to the receipt of an SEC exemptive order, Key Trust Company of Ohio, N.A., the lending agent, may earn a fee based on the amount of income earned on the investment of collateral.


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Fund at 800-KEY-FUND(R).



                                                                   2KF-IND-SUP1

                                   KeyFunds(R)

                                    SBSF Fund
                        SBSF Convertible Securities Fund
                            SBSF Capital Growth Fund
                          Key Money Market Mutual Fund

                       Supplement Dated September 1, 1997
                   to the Statement of Additional Information
              Dated April 1, 1997, As Supplemented on July 30, 1997

The SAI of the above Funds is supplemented as follows:

         The following information replaces the section on page 5 titled "Loans of Portfolio Securities."

         "SECURITIES  LENDING.  The Funds  (except the Key Money  Market  Mutual
Fund) may from time to time lend securities from their portfolios to broker-dealers, banks, financial institutions and institutional borrowers of securities.

         Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Funds pursuant to a Securities Lending Agency Agreement (the "Lending Agreement").

         Under the guidelines established by the Board of Directors (which may be changed from time to time), Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend portfolio securities in excess of the amounts specified in its prospectus. The aggregate of all outstanding loans of a Fund may not exceed 10% of the value of its total assets. The Funds will not lend their portfolio securities to any officer, director, employee or affiliate of the Funds, the KeyFunds, KAM or the Distributor.

         A Fund must receive initially a minimum of 102% collateral in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Each Fund remains the owner of the securities loaned during the term of the loan.

         When portfolio securities are the subject of a loan, the borrower will pay the Fund any dividends or interest paid on the loaned securities plus any interest negotiated between the borrower and the seller. Key Trust, on behalf of the Funds, may terminate a particular loan at any time. While the Fund will not have the right to vote securities on loan, the Adviser intends to direct Key Trust to terminate the loan and regain the right to vote if the issue to be voted on is considered important with respect to the investment. Each Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which KAM has determined are creditworthy under the guidelines established by the Board of Directors, and when, in KAM's judgment, the potential returns justify the attendant risks.

     For the services provided under the Lending Agreement, Key Trust receives a transaction-based fee. The Company and certain affiliates have applied to the Securities and Exchange Commission for an order that would exempt them from various provisions of the 1940 Act and that, among other things, would enable Key Trust to: (a) receive compensation based on a percentage of the income earned on the investment of the collateral received for each loan and (b) invest the collateral in a joint account for the administrative convenience and economic benefit of the Funds and other affiliated investment companies."


Please insert this Supplement in the front of your SAI. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).


                                                                   2KF-SAI-SUP2

                                   KeyFunds(R)

                              Key Stock Index Fund
                          Key International Index Fund

                       Supplement Dated September 1, 1997
                   to the Statement of Additional Information
                               Dated April 1, 1997

The SAI of the above Funds is supplemented as follows:

         The following information replaces the section on page 5 titled "Loans of Portfolio Securities."

         "Securities  Lending.  The Key Stock  Index  Fund may from time to time
lend  securities  from  its  portfolio  to  broker-dealers,   banks,   financial
institutions and institutional borrowers of securities.

         Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Funds pursuant to a Securities Lending Agency Agreement (the "Lending Agreement").

         Under the guidelines established by the Board of Directors (which may be changed from time to time), Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend portfolio securities in excess of the amounts specified in its prospectus. The aggregate of all outstanding loans of a Fund may not exceed 33 1/3% of the value of its total assets. The Funds will not lend their portfolio securities to any officer, director, employee or affiliate of the Funds, the KeyFunds, KAM or the Distributor.

         A Fund must receive initially a minimum of 102% collateral in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Each Fund remains the owner of the securities loaned during the term of the loan.

         When portfolio securities are the subject of a loan, the borrower will pay the Fund any dividends or interest paid on the loaned securities plus any interest negotiated between the borrower and the seller. Key Trust, on behalf of the Funds, may terminate a particular loan at any time. While the Fund will not have the right to vote securities on loan, the Adviser intends to direct Key Trust to terminate the loan and regain the right to vote if the issue to be voted on is considered important with respect to the investment. Each Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which KAM has determined are creditworthy under the guidelines established by the Board of Directors, and when, in KAM's judgment, the potential returns justify the attendant risks.

         For the services provided under the Lending Agreement, Key Trust receives a transaction-based fee. The Company and certain affiliates have applied to the Securities and Exchange Commission for an order that would exempt them from various provisions of the 1940 Act and that, among other things, would enable Key Trust to: (a) receive compensation based on a percentage of the income earned on the investment of the collateral received for each loan and (b) invest the collateral in a joint account for the administrative convenience and economic benefit of the Funds and other affiliated investment companies."


Please insert this Supplement in the front of your SAI. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).


                                                                   2KI-SAI-SUP2